SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Pre-tax income (loss)	$ (6,198,161)	$ (7,369,681)
U.S. federal corporate income tax rate	21.00%	21.00%
Expected U.S. income tax (credit)	$ (1,301,614)	$ (1,547,633)
Permanent differences	52,059	315,938
Change of valuation allowance	1,249,555	1,231,695
Effective tax expense